Investments (Realized Investment Gains Losses Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule Of Gain Loss On Investments [Line Items]
Realized investment gains (losses), net	$ 13,835	[1]	$ 515	[2]	$ 1,871
Fixed maturities
Schedule Of Gain Loss On Investments [Line Items]
Realized investment gains (losses), net	(4,032)		(1,874)		(672)
Commercial mortgage and other loans
Schedule Of Gain Loss On Investments [Line Items]
Realized investment gains (losses), net	(153)		194		(71)
Other invested assets
Schedule Of Gain Loss On Investments [Line Items]
Realized investment gains (losses), net	(51)		625		(51)
Derivatives
Schedule Of Gain Loss On Investments [Line Items]
Realized investment gains (losses), net	18,123		1,549		2,721
Short-term investments and cash equivalents
Schedule Of Gain Loss On Investments [Line Items]
Realized investment gains (losses), net	$ (52)		$ 21		$ (56)

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.